Taxes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Tax Payable [Abstract]
TAXES PAYABLE

5. TAXES PAYABLE

Taxes payable consisted of the following as of June 30, 2021 and December 31, 2020:

	2021	2020
Income tax – current	$2,443,750	$2,746,757
Value-added tax	-	322,652
Other taxes	108	76,203
Total – current	2,443,858	3,145,612
Income tax – noncurrent	$5,174,625	$5,174,625

Income tax payable included $7.61 million ($2.44 million included in current above and $5.17 million noncurrent) from recording the estimated one-time transition tax on post-1986 foreign unremitted earnings under the Tax Cut and Jobs Act signed on December 22, 2017. An election is available for the U.S. shareholders of a foreign company to pay the tax liability in installments over a period of eight years with 8% of net tax liability in the first five years, 15% in the sixth year, 20% in the seventh year, and 25% in the eighth year. The Company made such an election.

6. TAXES PAYABLE

Taxes payable consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Income tax – current	$2,746,757	$2,118,432
Value-added tax	322,652	1,708,298
Other taxes	76,203	260,912
Total – current	3,145,612	4,087,642
Income tax – noncurrent	$5,174,625	$5,782,625

Income tax payable included $7.61 million ($2.44 million included in current above and $5.17 million noncurrent) from recording the estimated one-time transition tax on post-1986 foreign unremitted earnings under the Tax Cut and Jobs Act signed on December 22, 2017. An election is available for the U.S. shareholders of a foreign company to pay the tax liability in installments over a period of eight years with 8% of net tax liability in the first five years, 15% in the sixth year, 20% in the seventh year, and 25% in the eighth year. The Company made such an election.